Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	$ 830,188,000	$ 416,263,000	$ 32,682,000
Items increasing (decreasing) reported net profit:
Profit for the year	830,188,000	416,263,000	32,682,000
Equity	4,267,465,000	3,559,701,000	3,169,211,000	$ 3,162,941,000
Items increasing (decreasing) reported Partners' equity:
Equity	4,267,465,000	3,559,701,000	3,169,211,000	3,162,941,000
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,367,129,000	953,177,000	778,964,000
Items increasing (decreasing) reported net profit:
Profit for the year	1,367,129,000	953,177,000	778,964,000
Equity	7,601,005,000	6,783,485,000	6,680,374,000	6,651,427,000
Items increasing (decreasing) reported Partners' equity:
Equity	7,601,005,000	6,783,485,000	6,680,374,000	$ 6,651,427,000
Stripping activity asset, net of amortization | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(126,368,000)	(121,538,000)	(210,244,000)
Items increasing (decreasing) reported net profit:
Profit for the year	(126,368,000)	(121,538,000)	(210,244,000)
Equity	(996,420,000)	(870,052,000)	(748,514,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(996,420,000)	(870,052,000)	(748,514,000)
Inventories | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	31,188,000	41,381,000	(12,728,000)
Items increasing (decreasing) reported net profit:
Profit for the year	31,188,000	41,381,000	(12,728,000)
Equity	(182,773,000)	(213,962,000)	(255,343,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(182,773,000)	(213,962,000)	(255,343,000)
Reclamation and mine closure | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(1,059,000)	781,000	996,000
Items increasing (decreasing) reported net profit:
Profit for the year	(1,059,000)	781,000	996,000
Equity	(5,395,000)	(4,336,000)	(5,117,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(5,395,000)	(4,336,000)	(5,117,000)
Deferred workers' profit participation | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(43,923,000)	17,303,000	25,746,000
Items increasing (decreasing) reported net profit:
Profit for the year	(43,923,000)	17,303,000	25,746,000
Equity	(61,784,000)	(17,861,000)	(35,164,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(61,784,000)	(17,861,000)	(35,164,000)
Lease activity | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(40,000)	5,000	412,000
Items increasing (decreasing) reported net profit:
Profit for the year	(40,000)	5,000	412,000
Equity	6,001,000	6,041,000	6,036,000
Items increasing (decreasing) reported Partners' equity:
Equity	6,001,000	6,041,000	6,036,000
Deferred income tax | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	31,945,000	16,887,000	71,534,000
Items increasing (decreasing) reported net profit:
Profit for the year	31,945,000	16,887,000	71,534,000
Equity	414,647,000	382,701,000	365,814,000
Items increasing (decreasing) reported Partners' equity:
Equity	414,647,000	382,701,000	365,814,000
Cloud expenses | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	25,614,000	0	0
Items increasing (decreasing) reported net profit:
Profit for the year	25,614,000	0	0
Equity	25,614,000	0	0
Items increasing (decreasing) reported Partners' equity:
Equity	25,614,000	0	0
Mine equipment main components | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	5,171,000	(9,750,000)	(8,824,000)
Items increasing (decreasing) reported net profit:
Profit for the year	5,171,000	(9,750,000)	(8,824,000)
Equity	(51,605,000)	(56,775,000)	(47,025,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(51,605,000)	(56,775,000)	(47,025,000)
Water truck conversion | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(1,700,000)	(6,554,000)	348,000
Items increasing (decreasing) reported net profit:
Profit for the year	(1,700,000)	(6,554,000)	348,000
Equity	(15,675,000)	(13,975,000)	(7,421,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(15,675,000)	(13,975,000)	(7,421,000)
Stock-based compensation | Sociedad Minera Cerro Verde S.A.A.
Items increasing (decreasing) reported net profit:
Equity	(11,115,000)	(10,724,000)	(10,790,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(11,115,000)	(10,724,000)	(10,790,000)
Other | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(2,986,000)	(3,061,000)	(3,441,000)
Items increasing (decreasing) reported net profit:
Profit for the year	(2,986,000)	(3,061,000)	(3,441,000)
Equity	(11,341,000)	(8,354,000)	(5,293,000)
Items increasing (decreasing) reported Partners' equity:
Equity	(11,341,000)	(8,354,000)	(5,293,000)
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,367,129,000	953,177,000	778,964,000
Items increasing (decreasing) reported net profit:
Profit for the year	1,367,129,000	953,177,000	778,964,000
Equity	7,601,005,000	6,783,485,000	6,680,374,000
Items increasing (decreasing) reported Partners' equity:
Equity	7,601,005,000	6,783,485,000	6,680,374,000
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,284,971,000	888,631,000	642,763,000
Items increasing (decreasing) reported net profit:
Profit for the year	1,284,971,000	888,631,000	642,763,000
Equity	6,711,159,000	5,976,188,000	5,937,557,000
Items increasing (decreasing) reported Partners' equity:
Equity	$ 6,711,159,000	$ 5,976,188,000	$ 5,937,557,000